Cost of Revenue	12 Months Ended
Sep. 30, 2024
Cost of Revenue [Abstract]
COST OF REVENUE
11.	COST OF REVENUE
  Cost of revenue consists primarily of commissions paid to distribution channels..
	As of September 30,
	2023	2024
Cost of Revenue	—	274,901